6. Derivative Liabilities (Tables) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Fair Value, Derivative Liabilities
	2013	2012
Fair value at the commitment date - convertible debt	$2,414,585	$—
Fair value at the commitment date - warrants	682,809	—
Reclassification of derivative liabilities to additional paid in capital
related to warrants exercised that ceased being a derivative liability	(311,709)	—
Fair value mark to market adjustment - converible debt	(28,586)	—
Fair value mark to market adjustment - warrants	(5,595)	—
Totals	$2,751,504	$—

Balance - December 31, 2012	$—
Fair value at the commitment date - convertible debt	2,414,585
Fair value at the commitment date - warrants	682,809
Reclassification of derivative liabilities to additional paid in capital	—
related to convertible debt that ceased being a derivative liability	(311,709)
Fair value mark to market adjustment - convertible debt	(28,586)
Fair value mark to market adjustment - warrants	(5,595)
Balance - December 31, 2013	2,751,504
Fair value at the commitment date - convertible debt	2,817,944
Fair value mark to market adjustment - convertible debt	(216,017)
Reclassification of derivative liabilities to additional paid in capital	(214,769)
Fair value mark to market adjustment - warrants	(8,650)
Balance - June 30, 2014	$5,130,013

Fair Value Assumptions
	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	1.9 - 4.68 years
Risk free interest rate	0.29% - 1.68%	0.38% - 1.75%

	Remeasurement Date	Commitment Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	1.41 - 4.99 years	2 - 5 years
Risk free interest rate	0.47% - 1.62$	0.40% - 1.68%